 As filed with the Securities and Exchange Commission on August 29, 2013

Securities Act Registration No. 333-41461
Investment Company Act Reg. No. 811-08529

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 43	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 46	[X]
(Check appropriate box or boxes.)

MONTEAGLE FUNDS
(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Matthew A. Swendiman Graydon Head & Ritchey LLP 1900 Fifth Third Center 511 Walnut Street Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|_|	immediately upon filing pursuant to paragraph (b)
|X|	on September 17, 2013 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A for Monteagle Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 42 (“PEA No. 42”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-13-002874 on June 14, 2013 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 42 by means of this filing, Part A, Part B and Part C of PEA No. 42 are incorporated herein by reference.

PART A – PROSPECTUS
The Prospectus for the Texas Fund, a series of the Funds, is incorporated herein by reference to Part A of PEA No. 42.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Texas Fund is incorporated herein by reference to Part B of PEA No. 42.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 42.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), as amended, the Registrant has duly caused this Post-Effective Amendment No. 43 under the 1933 Act and Post-Effective Amendment No. 46 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Abilene, State of Texas, on the 29th day of August, 2013.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	08/29/2013
Paul B. Ordonio		Date

/s/ Larry Beaver	Treasurer	08/29/2013
Larry Beaver		Date

/s/ Larry J. Anderson	Trustee	08/29/2013
Larry Joe Anderson*		Date

/s/ Brian J. Green	Trustee	08/29/2013
Brian Joseph Green*		Date

/s/ Charles M. Kinard	Trustee	08/29/2013
Charles Michael Kinard*		Date

*By: /s/ Paul B. Ordonio		08/29/2013
Paul B. Ordonio, Attorney-in-Fact		Date